Investments in associates (Details) $ in Thousands	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended
	Jun. 06, 2016	Mar. 31, 2017	Apr. 30, 2017 USD ($) Shareholder	Apr. 30, 2017 USD ($) Shareholder	Apr. 30, 2016 USD ($)	Oct. 31, 2018 USD ($) Shareholder BoardMember AlternativeBoardMember
Investment in associates [Abstract]
Investments in associates						$ 11,457
Investments in associates			$ 11,457	$ 11,457		$ 0
Open Invention Network LLC [Member]
Investment in associates [Abstract]
Percentage of interest in associates	14.30%	12.50%	12.50%	12.50%	14.30%	12.50%
Number of shareholders in associate | Shareholder			8	8		8
Number of board members | BoardMember						1
Number of alternative board members | AlternativeBoardMember						1
Investments in associates				$ 12,711		$ 11,457
Gain on dilution of investment				966		0
Share of post-tax loss of associates				(2,220)		(1,809)
Adjustments for investments in associates				(1,254)		(1,809)
Reclassification to current assets classified as held for sale (note 19)				0		(9,648)
Investments in associates			$ 11,457	$ 11,457	$ 12,711	$ 0